Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental cash flow information [Abstract]
Statements of detailed information of cash flow
2025 2024
Changes in non-cash working capital:
Accounts receivable $ (15,254) $ 78,562
Inventories 44,251 (115,679)
Supplies and prepaid expenses (24,099) 4,151
Accounts payable and accrued liabilities 232,137 21,400
Reclamation payments (27,583) (34,746)
Other (929) (5,913)
Total $ 208,523 $ (52,225)

Reconciliation of liabilities arising from financing activities
Long-term Interest Lease Dividends Share
debt payable obligation payable capital Total
Balance at January 1, 2025 $ 1,281,290 $ 10,073 $ 9,839 $ - $ 2,935,367 $ 4,236,569
Changes from financing cash flows:
Dividends paid - - - (104,480) - (104,480)
Interest paid - (52,130) (512) - - (52,642)
Lease principal payments - - (2,733) - - (2,733)
Shares issued, stock option plan - - - - 2,170 2,170
Term loan repayment (285,240) - - - - (285,240)
Total cash changes (285,240) (52,130) (3,245) (104,480) 2,170 (442,925)
Non-cash changes:
Amortization of issue costs 2,721 - - - - 2,721
Dividends declared - - - 104,480 - 104,480
Interest expense - 51,828 512 - - 52,340
Right-of-use asset additions - - 5,366 - - 5,366
Other - - 2,462 - - 2,462
Shares issued, stock option plan - - - - 698 698
Foreign exchange (2,423) (9) (1) - - (2,433)
Total non-cash changes 298 51,819 8,339 104,480 698 165,634
Balance at December 31, 2025 $ 996,348 $ 9,762 $ 14,933 $ - $ 2,938,235 $ 3,959,278
Long-term Interest Lease Dividends Share
debt payable obligation payable capital Total
Balance at January 1, 2024 $ 1,784,174 $ 14,087 $ 10,816 $ - $ 2,914,165 $ 4,723,242
Changes from financing cash flows:
Dividends paid - - - (69,641) - (69,641)
Interest paid - (88,333) (485) - - (88,818)
Lease principal payments - - (2,051) - - (2,051)
Shares issued, stock option plan - - - - 16,656 16,656
Debenture issuance 497,022 - - - - 497,022
Debenture repayment (500,000) - - - - (500,000)
Term loan repayment (541,590) - - - - (541,590)
Total cash changes (544,568) (88,333) (2,536) (69,641) 16,656 (688,422)
Non-cash changes:
Amortization of issue costs 7,342 - - - - 7,342
Dividends declared - - - 69,641 - 69,641
Interest expense - 84,094 485 - - 84,579
Right-of-use asset additions - - 1,100 - - 1,100
Other - - (27) - - (27)
Shares issued, stock option plan - - - - 4,546 4,546
Foreign exchange 34,342 225 1 - - 34,568
Total non-cash changes 41,684 84,319 1,559 69,641 4,546 201,749
Balance at December 31, 2024 $ 1,281,290 $ 10,073 $ 9,839 $ - $ 2,935,367 $ 4,236,569